PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	¥ 2,740,884	¥ 2,104,724	¥ 2,957,868
Net income/(loss) for the year	85,851	42,271	72,107
Total comprehensive income/(loss)	103,358	42,586	77,687
Comprehensive income/(loss) attributable to non-controlling interests	13,809	7,749	14,755
Marketing Company [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,408,523	1,099,680	1,427,705
Net income/(loss) for the year	18,582	22,415	22,992
Total comprehensive income/(loss)	18,439	21,149	23,362
Comprehensive income/(loss) attributable to non-controlling interests	6,822	7,205	8,289
Dividends paid to non-controlling interests	7,064	2,766	4,830
SIPL [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	2,166	2,017	3,282
Net income/(loss) for the year	1,429	1,160	2,831
Total comprehensive income/(loss)	1,045	(720)	2,693
Comprehensive income/(loss) attributable to non-controlling interests	579	(287)	1,651
Dividends paid to non-controlling interests		316	10,926
Shanghai Petrochemical [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	89,198	74,624	100,270
Net income/(loss) for the year	2,077	656	2,227
Total comprehensive income/(loss)	2,218	645	2,235
Comprehensive income/(loss) attributable to non-controlling interests	1,101	325	1,113
Dividends paid to non-controlling interests	541	649	1,344
Fujian Petrochemical [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	5,549	4,871	5,535
Net income/(loss) for the year	951	243	477
Total comprehensive income/(loss)	951	243	477
Comprehensive income/(loss) attributable to non-controlling interests	476	121	238
Dividends paid to non-controlling interests	64	150	650
Sinopec Kantons [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	528	1,064	1,274
Net income/(loss) for the year	871	2,047	1,131
Total comprehensive income/(loss)	677	1,814	1,140
Comprehensive income/(loss) attributable to non-controlling interests	268	707	433
Dividends paid to non-controlling interests	164	175	159
Shanghai SECCO
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	29,723	21,626	28,341
Net income/(loss) for the year	2,817	2,132	3,137
Total comprehensive income/(loss)	2,817	2,132	3,137
Comprehensive income/(loss) attributable to non-controlling interests	2,390	691	1,016
Dividends paid to non-controlling interests	1,028	767	822
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	50,208	28,702	31,016
Net income/(loss) for the year	1,606	(920)	701
Total comprehensive income/(loss)	1,606	(920)	701
Comprehensive income/(loss) attributable to non-controlling interests	¥ 659	¥ (377)	¥ 245